Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 30, 2012 years	May 27, 2011 Smurfit Stone [Member]	Sep. 30, 2011 Smurfit Stone [Member]	Sep. 30, 2012 Smurfit Stone [Member] lives	Sep. 30, 2011 Smurfit Stone [Member] years	Sep. 30, 2010 Smurfit Stone [Member]	Aug. 27, 2010 Innerpac Holding Company [Member]	Sep. 30, 2010 Innerpac Holding Company [Member]	Oct. 28, 2011 GMI [Member] lives	Jun. 22, 2012 Mid South [Member]	Sep. 30, 2012 Customer Relationships [Member] Smurfit Stone [Member] lives	Sep. 30, 2011 Customer Relationships [Member] Innerpac Holding Company [Member] years	Aug. 27, 2010 Customer Relationships [Member] Innerpac Holding Company [Member]	Oct. 28, 2011 Customer Relationships [Member] GMI [Member] lives	Jun. 22, 2012 Customer Relationships [Member] Mid South [Member] lives	Sep. 30, 2012 Favorable Contracts [Member] Smurfit Stone [Member] lives	Sep. 30, 2012 Technology and Patents [Member] Smurfit Stone [Member] lives	Sep. 30, 2012 Trademarks and Tradenames [Member] Smurfit Stone [Member] lives	Sep. 30, 2012 Noncompete Agreements [Member] Smurfit Stone [Member] lives	Sep. 30, 2012 Amounts Recognized as of Acquisition Date (as adjusted) [Member] Smurfit Stone [Member]		Sep. 30, 2012 Measurement Period Adjustments [Member] Smurfit Stone [Member]		May 27, 2011 Amounts Recognized As of Acquisition Date [Member] Smurfit Stone [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price Net of Cash Acquired		$ 4,919.1					$ 23.9		$ 90.2	$ 32.1
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents		473.5					0.1
Business Combination, Purchase Price Allocation, Cash Issued and Issuable, Net of Cash Acquired		1,303.4
Common stock issued in acquisition		31.0
Stock issued in acquisition		2,378.8
Shares reserved for future issuance		0.7		0.7
Debt assumed in acquisition		1,180.5	1,180.5		1,180.5			0
Stock options assumed		56.4	56.4		56.4			0
Business Acquisition, Equity Interest Issued or Issuable, Per Share		$ 76.735
Acquisition date		May 27, 2011					August 27, 2010		October 28, 2011	June 22, 2012
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Current assets, net of cash received																				1,452.7	[1]	(6.8)	[2]	1,459.5	[3]
Property, plant, and equipment																				4,379.3	[1]	(12.1)	[2]	4,391.4	[3]
Goodwill							10.8		25.0	8.5										1,080.7	[1]	(10.9)	[2]	1,091.6	[3]
Intangible assets				713.1							663.0		12.1	39.5	9.9	23.5	13.3	10.3	3.0	713.1	[1]	21.7	[2]	691.4	[3]
Other long-term assets																				114.5	[1]	19.0	[2]	95.5	[3]
Total assets acquired			7,729.4		7,729.4			33.2												7,740.3	[1]	10.9	[2]	7,729.4	[3]
Current portion of debt																				9.4	[1]	0	[2]	9.4	[3]
Current liabilities																				823.3	[1]	6.6	[2]	816.7	[3]
Long-term debt due after one year																				1,171.1	[1]	0	[2]	1,171.1	[3]
Accrued pension and other long-term benefits																				1,201.7	[1]	(4.1)	[2]	1,205.8	[3]
Noncontrolling interest and other long-term liabilities																				796.2	[1]	8.4	[2]	787.8	[3]
Total liabilities and noncontrolling interests assumed			(3,990.8)		(3,990.8)			(9.3)												4,001.7	[1]	10.9	[2]	3,990.8	[3]
Net assets acquired																				3,738.6	[1]	0	[2]	3,738.6	[3]
Business Acquisition, Purchase Price Allocation, Unfavorable Contract Accrual									2.1
Weighted Average Life				10.2							10.5	15			12.5	6.9	8.0	3.5	2.0
Finite-Lived Intangible Assets, Useful Life, Minimum	0				1									11
Finite-Lived Intangible Assets, Useful Life, Maximum	40				18									12
Business Acquisition, Pro Forma Information [Abstract]
Net sales					9,574.5	8,959.6
Net income attirbutable to Rock-Tenn Company shareholders					341.1	1,390.2
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			2,273.7
Business Combination, Pro Forma Information, Nonrecurring Expense, Inventory Step Up					59.4
Business Combination, Pro Forma Information, Nonrecurring Expense, Employee Compensation Related Costs					97.8
Business Combination, Pro Forma Information, Nonrecurring Expense, Acquisition Costs					48.2
Business Combination, Pro Forma Information, Nonrecurring Expense, Loss on Extinguishment of Debt					81.5
Business Combination, Pro Forma Information, Integration Related Costs					35.9
Business Acquisition, Purchase Price Allocation, Intangible Assets, Expected Tax Deductible Amount													0.5
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount							$ 6.5
Unfavorable Lease Contracts, Useful Live, Minimum									2
Unfavorable Lease Contracts, Useful Live, Maximum									10

[1]	The measurement period adjustments were due primarily to refinements of third party appraisals related to certain property, plant and equipment and intangible assets and related estimated useful lives as well as adjustments to certain tax accounts based on among other things, adjustments to deferred tax liabilities including the recent appraisal adjustments, analysis of the tax basis of acquired assets and liabilities and other tax adjustments. The net impact of the measurement period adjustments resulted in a net decrease to goodwill.
[2]	The measurement period adjustments recorded in fiscal 2012 did not have a significant impact on our condensed consolidated statements of income for any period of fiscal 2012 or 2011. In addition, these adjustments did not have a significant impact on our condensed consolidated balance sheet as of September 30, 2011. Therefore, we have recorded the cumulative impact in fiscal 2012 and have not retrospectively adjusted the comparative 2011 financial information presented herein.
[3]	As previously reported in the Notes to Consolidated Financial Statements included in our Fiscal 2011 Form 10-K.